Subsequent Events (Details Narrative) - $ / shares	Oct. 15, 2019	Oct. 28, 2019	Oct. 27, 2019	Oct. 14, 2019	Sep. 30, 2019	Jun. 21, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Common stock, par value					$ 0.001	$ 0.001	$ 0.001		$ 0.001
Preferred stock, par value					$ 0.001		$ 0.001		$ 0.001
Common stock, shares issued					9,946,921		6,816,281	4,447,676,982	3,947,676,982
Common stock, shares outstanding					9,946,921		6,816,281	4,447,676,982	3,947,676,982
Preferred stock, shares issued					1,334		1,334		1,000,000
Preferred stock, shares outstanding					1,334		1,334		1,000,000
Subsequent Event [Member]
Equity, reverse stock split	Common stock and preferred stock in a ratio of 1-for-750
Common stock, par value		$ 0.001		$ 0.001
Preferred stock, par value		$ 0.001
Common stock, shares issued		9,710,239	7,282,678,714	7,282,678,714
Common stock, shares outstanding		9,710,239	7,282,678,714	7,282,678,714
Preferred stock, shares issued		1,334	1,000,000	1,000,000
Preferred stock, shares outstanding		1,334	1,000,000	1,000,000